Share Based Compensation Plans	12 Months Ended
Mar. 31, 2019
Share Based Compensation Plans
Share Based Compensation Plans
28	SHARE BASED COMPENSATION PLANS

The compensation cost recognized with respect to all outstanding plans and by grant of shares, which are all equity settled instruments, is as follows:

	Year ended March 31
	2019	2018	2017
	(in thousands)
IPO India Plan	$1,198	$1,572	$2,140
JSOP Plan	—	615	3,622
Option award scheme 2012	—	197	699
2014 Share Plan	47	(22)	1,427
2015 Share Plan(*)	3,059	100	328
Other share option awards(**)	5,346	7,283	4,405
Management scheme (staff share grant) (***)	11,911	8,173	10,850
	$21,561	$17,918	$23,471

(*) includes of 1,305,399 options granted towards Share Plan 2015 during twelve months ended March 31, 2019 at an average exercise price of $14.86 per share and average grant date fair value $2.6 per share.

(**) includes Restricted Share Unit (RSU) and Other share option plans. In respect of 211,567 units/options granted towards RSU during twelve months ended March 31, 2019, grant date fair value approximates intrinsic value $10.48 per share.

(***) includes 1,400,000 shares granted twelve months ended March 31, 2019 to management personnel at grant date fair value $10.08 per share.

Joint Stock Ownership Plan (JSOP)

In April 2012, the Company established a controlled trust called the Eros International Plc Employee Benefit Trust (“JSOP Trust”). The JSOP Trust purchased 2,000,164 shares of the Company out of funds borrowed from the Company and repayable on demand. The Company’s Board, Nomination and Remuneration Committee recommends to the JSOP Trust certain employees, officers and key management personnel, to whom the JSOP Trust will be required to grant shares from its holdings at nominal price. Such shares are then held by the JSOP Trust and the scheme is referred to as the “JSOP Plan.” The shares held by the JSOP Trust are reported as a reduction in stockholders’ equity and termed as ‘JSOP reserves’.

The movement in the shares held by the JSOP Trust is given below:

	Year ended March 31
	2019	2018	2017
Shares held at the beginning of the year	1,146,955	1,146,955	1,239,497
Shares granted	—	—	—
Shares exercised	—	—	(92,542)
Shares forfeiture/lapsed	(762,093)	—	—
Shares held at the end of the year	384,862	1,146,955	1,146,955
Unallocated shares held by trust	868,794	106,701	106,701
	1,253,656	1,253,656	1,253,656

Employee Stock Option Plans

A summary of the general terms of the grants under stock option plans and stock awards are as follows:

Range of exercise prices
IPO India Plan	INR10 – 150
JSOP Plan	$11.00
2014 Share Plan	$16.25– 18.30
2015 Share Plan	$10.2– 33.12
Other share option plans	$16.00
Restricted Share Unit (RSU)	—
Management Share Award	—

Employees covered under the stock option plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to fulfilment of vesting conditions (generally service conditions). These options generally vest in tranches over a period of one to five years from the date of grant. Upon vesting, the employees can acquire one share for every option. The maximum contractual term for these stock option plans ranges between two to ten years.

The activity in these employee stock option plans is summarized below:

		Year ended March 31
		2019			2018			2017
	Name of Plan	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price
Outstanding at the beginning of the year	IPO India Plan	1,624,035	INR	28.85	2,108,063	INR	34.96	2,196,215	INR	35.17
Granted		—		—	863,320		10.00	269,381		10.00
Exercised		(536,263)		10.00	(1,113,160)		32.19	(269,553)		10.00
Forfeited and lapsed		(329,886)		51.66	(234,188)		10.00	(87,980)		10.00
Outstanding at the end of the year		757,886		32.17	1,624,035		28.85	2,108,063		34.96
Exercisable at the end of the year		289,002	INR	68.13	501,122	INR	65.14	911,854	INR	63.75

Outstanding at the beginning of the year	IPO Plan June 2006	—		—	—		—	62,438	GBP	5.28
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	(62,438)		5.28
Forfeited and lapsed		—		—	—		—	—-
Outstanding at the end of the year		—		—	—		—	—		—
Exercisable at the end of the year		—		—	—		—	—	GBP	—

Outstanding at the beginning of the year	JSOP Plan	1,146,955		$16.22	1,146,955		$16.22	1,239,497		$14.98
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	(92,542)		11
Forfeited and lapsed		(762,093)		18.86	—		—	—		—
Outstanding at the end of the year		384,862		$11.00	1,146,955		$16.22	1,146,955		$16.22
Exercisable at the end of the year		384,862		$11.00	728,736		$11.00	728,736		$11.00

Outstanding at the beginning of the year	Option award scheme 2012	674,045		$11.00	674,045		$11.00	674,045		$11.00
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		(674,045)		11.00	—		—	—		—
Outstanding at the end of the year		—		—	674,045		11.00	674,045		11.00
Exercisable at the end of the year		—		—	674,045		$11.00	449,363		$11.00

Outstanding at the beginning of the year	2014 Share Plan	399,999		$17.79	723,749		$18.06	773,749		$17.86
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	(323,750)		18.39	(50,000)		14.97
Outstanding at the end of the year		399,999		17.79	399,999		17.79	723,749		18.06
Exercisable at the end of the year		399,999		$17.79	289,583		$17.67	288,333		$17.80

Outstanding at the beginning of the year	2015 Share Plan	211,250		$16.21	233,750		$16.23	282,500		$16.68
Granted		1,305,399		14.86	—		—	—		—
Exercised		(10,416)		7.92	(10,208)		8.71	(8,750)		8.84
Forfeited and lapsed		(215,834)		18.23	(12,292)		14.64	(40,000)		18.68
Outstanding at the end of the year		1,290,399		14.68	211,250		16.21	233,750		16.23
Exercisable at the end of the year		981,545		$14.66	181,354		$17.36	127,604		$17.46

Outstanding at the beginning of the year	Other share option plans	500,000		$18.88	500,000		$18.88	1,000,000		18.44
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	—		—	(500,000)		18
Outstanding at the end of the year		500,000		16.00	500,000		18.88	500,000		18.88
Exercisable at the end of the year		400,000		$16.00	300,000		$18.88	200,000		$18.88

Outstanding at the beginning of the year	RSU	837,590		—	182,725		—	72,480		—
Granted		211,567		—	1,044,290		—	216,735		—
Exercised		(450,541)		—	(366,491)		—	(95,990)		—
Forfeited and lapsed		(93,225)		—	(22,934)		—	(10,500)		—
Outstanding at the end of the year		505,391		—	837,590		—	182,725		—
Exercisable at the end of the year		32,013		—	119,150		—	12,445		—

Outstanding at the beginning of the year	Management Scheme	1,513,333		—	1,130,000		—	910,000		—
Granted		1,400,000		—	700,000		—	670,000		—
Exercised		(320,000)		—	(316,667)		—	(450,000)		—
Forfeited and lapsed		—		—	—		—	—		—
Outstanding at the end of the year		2,593,333		—	1,513,333		—	1,130,000		—
Exercisable at the end of the year		516,667		—	173,333		—	180,000		—

The following table summarizes information about outstanding stock options:

	Year ended March 31
	2019			2018			2017
Name of Plan	Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price
IPO India Plan	7.70	INR*	32.17	8.11	INR*	35.0	7.68	INR*	35.0
JSOP Plan	3.05		$11.00	3.93		$16.19	4.93		$16.19
Option award scheme 2012	—		$—	3.75		$11.00	4.83		$11.00
2014 Share Plan	2.25		$17.79	5.96		$17.79	7.11		$18.06
2015 Share Plan	6.01		$14.68	6.06		$16.21	6.08		$16.23
Other share option plans	1.87		$16.00	2.87		$18.88	3.87		$18.88
Management Scheme	6.00		$—	5.56		$—	5.59		$—
Restricted Stock Unit	6.00		$—	5.60		$—	5.63		$—

 *INR – Indian Rupees

2015 Share Plan

The following table summarizes information about inputs to the fair valuation model for options granted during the year:

Inputs
Expected volatility(1)	50%
Option life (Years)	6.1 – 6.6
Dividend yield	0%
Risk free rate	2.5% - 2.9%
Range of fair value of the granted options at the grant date(2)	$0.3 – 4.4

(1)	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
(2)	Fair value of options granted under all other schemes is measured using a Black Scholes model.